Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating expenses
Management and directors fees	$ 180,000	$ 135,000	$ 120,000
Consolidated Statements of Operations
Operating expenses
Consulting services	55,756	70,849	197,131
General and administrative	60,600	53,686	51,204
Management and directors fees	774,625	135,000	120,000
Mineral properties	5,419	10,987	12,129
Professional fees	64,373	77,495	102,027
Total operating expenses	960,773	348,017	482,491
Loss before other income (expense)	(960,773)	(348,017)	(482,491)
Other income (expense)
Accretion and interest expense	(81,488)	(166,733)	(309,081)
Gain on forgiveness of debt	2,754		65,000
Loss on change in fair value of derivative liabilities	(129,918)	(202,193)	(82,138)
Total other income (expense)	(208,652)	(368,926)	(326,219)
Net loss	$ (1,169,425)	$ (716,943)	$ (808,710)
Net loss per share - basic and diluted	$ 0.00	$ 0.00	$ 0.00
Weighted average shares outstanding	299,736,480	241,823,423	171,960,998